Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
REX Crypto Equity Premium Income ETF [Member]
Shareholder Report [Line Items]
Fund Name	REX Crypto Equity Premium Income ETF
Class Name	REX Crypto Equity Premium Income ETF
Trading Symbol	CEPI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the REX Crypto Equity Premium Income ETF for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/cepi/. You can also request this information by contacting us at (844) 802-4004.
Additional Information Phone Number	(844) 802-4004
Additional Information Website	www.rexshares.com/cepi/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
REX Crypto Equity Premium Income ETF	$42	0.85%¹

¹ Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85% [1]
Net Assets	$ 93,816,679
Holdings Count	87
Advisory Fees Paid, Amount	$ 357,596
Investment Company, Portfolio Turnover	27.61%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$93,816,679
Number of Holdings	87
Total Net Advisory Fee	$357,596
Portfolio Turnover Rate	27.61%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of April 30, 2026) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings

Advanced Micro Devices, Inc.	6.67%
Micron Technology, Inc.	5.77%
Applied Digital Corp.	5.70%
Strategy, Inc.	5.64%
MARA Holdings, Inc.	5.63%
IREN Ltd.	5.35%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.78%
NVIDIA Corp.	4.60%
Visa, Inc.	4.48%
Coinbase Global, Inc.	4.48%

[1]	Annualized.